National Commerce Corporation (Parent Company Only) Financial Information - Statements of Cash Flows (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Parent Company [Member]
Supplemental Cash Flow Information [Line Items]
Proceeds from stock offering net of expenses	$ 28	$ 28	$ 28